Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000226678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Account Value		$ 22,331.89	$ 22,331.89	$ 22,331.89	$ 19,655.47	$ 16,576.57	$ 19,721.6	$ 16,845.7	$ 14,137.05	$ 11,511.94	$ 12,255.44	$ 10,745.17	$ 10,002.78	$ 10,000
Average Annual Return, Percent	[1]	13.62%	9.58%	8.37%
C000193689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 22,328.67	$ 22,328.67	$ 22,328.67	19,656.68	16,572.52	19,721.6	16,845.7	14,137.05	11,511.94	12,255.44	10,745.17	10,002.78	10,000
Average Annual Return, Percent		13.59%	9.57%	8.36%
C000213075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Account Value		$ 11,064.16	$ 11,064.16	$ 11,064.16	10,851.75	10,266.46	11,923.79	12,080.88	11,020.56	10,002.61	10,224.4	9,891.86	9,841.62	10,000
Average Annual Return, Percent	[2]	1.96%	0.08%	1.02%
C000193690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 11,318.85	$ 11,318.85	$ 11,318.85	11,076.12	10,441.8	12,120.06	12,268.1	11,181.97	10,123.18	10,316.69	9,951.31	9,871.15	10,000
Average Annual Return, Percent		2.19%	0.24%	1.25%
C000213076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Account Value		$ 31,272	$ 31,272	$ 31,272	25,788	20,410	24,826	19,461	15,760	12,291	13,411	11,074	9,986	10,000
Average Annual Return, Percent	[3]	21.26%	14.69%	12.08%
C000193691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 32,077.96	$ 32,077.96	$ 32,077.96	26,406.26	20,849.04	25,319.75	19,804.48	16,013.19	12,453.76	13,543.89	11,147.22	10,019.15	10,000
Average Annual Return, Percent		21.48%	14.91%	12.36%
C000193692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 26,391.17	$ 26,391.17	$ 26,391.17	23,210.54	19,906.08	23,266.71	18,736.94	15,785.6	13,003.13	14,130.21	11,862.06	9,866.42	10,000
Average Annual Return, Percent		13.70%	10.83%	10.19%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,603.60826	$ 32,603.60826	$ 32,603.60826	26,334.05462	20,907.20648	25,877.47447	20,593.06749	17,034.8614	13,001.82048	13,721.04941	11,327.48453	10,047.87522	10,000
Average Annual Return, Percent		23.81%	13.86%	12.55%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,431.77301	$ 11,431.77301	$ 11,431.77301	11,290.6136	10,699.07906	12,299.22347	12,491.85434	11,619.61247	10,687.97379	10,686.75908	10,321.19926	10,054.99551	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 22,755.24197	$ 22,755.24197	$ 22,755.24197	19,810.18974	16,793.89526	20,033.24179	17,468.82958	14,905.83076	12,205.17861	12,521.49127	10,967.62436	10,111.28762	10,000
Average Annual Return, Percent		14.87%	8.83%	8.57%
Sixty S And P 500 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 22,650.84	$ 22,650.84	$ 22,650.84	19,688.91	16,732.49	19,869.08	17,149.71	14,948	12,234.51	12,528.53	10,969.72	10,128.48	10,000
Average Annual Return, Percent		15.04%	8.67%	8.52%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,559.92584	$ 33,559.92584	$ 33,559.92584	26,953.37739	21,302.09214	26,340.15408	20,829.66743	17,219.82723	13,102.28615	13,760.60906	11,308.18849	10,091.7481	10,000
Average Annual Return, Percent		24.51%	14.28%	12.87%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,253.9502199999	$ 34,253.9502199999	$ 34,253.9502199999	27,398.83764	21,695.58347	26,493.84868	20,584.87461	17,386.05309	13,222.69864	13,829.01078	11,350.92603	10,138.38329	10,000
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223.16757	$ 21,223.16757	$ 21,223.16757	$ 19,027.76813	$ 16,272.93693	$ 20,452.75668	$ 17,813.04203	$ 14,849.05022	$ 11,829.56485	$ 13,293.72977	$ 11,595.33394	$ 9,558.590804	$ 10,000
Average Annual Return, Percent		11.54%	7.40%	7.82%

[1]	The inception date was April 13, 2021. Performance information was calculated using the historical performance of Class I shares for the periods prior to April 13, 2021.
[2]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.
[3]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to Jul 10, 2019.